Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 40,636	€ 40,557
Total long-term debt	144,998
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	59,517	66,464
Floating rate	33,142	36,875
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,769	9,842
Floating rate	1,934	€ 2,174
Due in 2018 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	25,039
Total long-term debt	44,118
Due in 2018 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,791
Floating rate	5,322
Due in 2018 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,916
Floating rate	50
Due in 2019 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	2,279
Total long-term debt	20,124
Due in 2019 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,229
Floating rate	8,616
Due in 2019 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	1,792
Total long-term debt	14,752
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,715
Floating rate	4,149
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,096
Floating rate	0
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	764
Total long-term debt	15,076
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,030
Floating rate	4,282
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	551
Total long-term debt	11,555
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,570
Floating rate	4,433
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due after 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	10,210
Total long-term debt	39,373
Due after 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	16,182
Floating rate	6,341
Due after 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,756
Floating rate	€ 1,884